SHARE BASED COMPENSATION (Details)	Dec. 21, 2018	Jun. 01, 2010
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Automatic termination period of the plan		10 years
Amended and Restated 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years